COMPARATIVE FIGURES	3 Months Ended
Mar. 31, 2013
COMPARATIVE FIGURES
COMPARATIVE FIGURES

18.   COMPARATIVE FIGURES

  Certain figures in the comparative interim unaudited consolidated financial statements have been reclassified from statements previously presented to conform to the presentation of the 2013 interim unaudited consolidated financial statements.